SHAREHOLDERS' EQUITY (Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding at the beginning of the year	641,089
Granted	164,000
Exercised	(71,393)
Forfeited	(61,982)
Outstanding at end of year	671,714	641,089
Exercisable options at end of year	395,154
Vested and expected-to-vest at end of year	637,347
Weighted-average exercise price
Outstanding at the beginning of the year	$ 2.76
Granted	3.30
Exercised	1.44
Forfeited	4.70
Outstanding at end of year	2.85	$ 2.76
Exercisable options at end of year	2.27	2.28
Vested and expected-to-vest at end of year	$ 2.79	$ 2.67
Weighted-average remaining conractual term (in years)
Weighted- average remaining contractual term	4 years 1 month 17 days	4 years 2 months 12 days
Exercisable options at end of year	2 years 11 months 16 days
Vested and expected-to-vest at end of year	4 years 15 days
Aggregate intrinsic value, beginning of the year	$ 718
Aggregate intrinsic value, Outstanding at end of year	1,534	$ 718
Exercisable options at end of year, Aggregate intrinsic value	1,135
Vested and expected-to-vest at end of year, Aggregate intrinsic value	1,496
Total intrinsic value of stock options exercised	$ 264	$ 73	$ 3